Note 11 - Intangible Assets - MSRs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Balance, January 1
Recognized on business acquisitions	99,900
Additions, following the sale of loan	15,009
Amortization expense	(8,553)
Prepayments and write-offs	(4,568)
Balance, December 31	$ 101,788